Share-Based Compensation	12 Months Ended
Dec. 31, 2011
Share-Based Compensation [Abstract]
Share-Based Compensation

10. Share-based Compensation

The Company measures share-based compensation cost on the grant date at the fair value of the award and recognizes this cost as an expense over the grant recipients' requisite service periods.

The following table presents the Company's share-based compensation expense by type of award:

	Years ended December 31,
	2009	2010	2011
Share options	$11,661	$170,446	$1,654,630
Non-vested restricted shares	—	—	342,123

Total share-based compensation	$11,661	$170,446	$1,996,753

Prior to 2009, the Group did not grant share-based awards to employees, officers, directors or individual consultants and/or advisors who rendered services to the Group.

2009 Share Incentive Plan

On May 6, 2009, the Board of Directors of the Company approved the 2009 Share Incentive Plan, which authorized the issuance of options to purchase up to 45,000,000 ordinary shares to the Group's employees, directors, and consultants, as determined by the Board of Directors of the Company. The maximum contractual term of the awards under this plan shall be no more than ten years from the date of grant. For the years ended December 31, 2009 and 2010, 10,500,000, 35,175,000 options were granted to the employees of the Group at exercise prices at $0.04 and $0.07, respectively, and these awards vest over a four-year period, with 25% of the options to vest on the each of the anniversary after the grant date. As of December 31, 2011, options to purchase 40,091,300 ordinary shares were outstanding under the Company's 2009 Share Incentive Plan.

2010 Share Incentive Plan

On June 13, 2010, the Board of Directors of the Company further approved the 2010 Share Incentive Plan, which authorized the issuance of options to purchase up to 55,000,000 ordinary shares to employees, directors, and consultants of the Group, as determined by the Board of Directors of the Company. The maximum contractual term of the awards under this plan shall be no more than ten years from the date of grant.

On January 4, 2011, the Company granted options to the employees of the Group and a third party consultant to purchase 16,665,000 and 2,500,000 of ordinary shares of the Company, respectively, at an exercise price of $0.36 per share under the Company's 2010 Share Incentive Plan. These options vest over a four-year requisite service period, with 25% of the options to vest on each anniversary after the grant date. The 2,500,000 options were in provided exchange for consulting services which were to have been delivered over the next four years. In September 2011, the options granted to third party consultant were forfeited as the underlying service contract was terminated.

On May 24, 2011, the Company granted options to the directors and certain employees to purchase a total of 20,175,000 ordinary shares of the Company at an exercise price of $0.45 per share under the Company's 2010 Share Incentive Plan. These options vest over either a four or three year period, each with a graded vesting schedule, all commencing on May 24, 2011.

On November 21, 2011, the Company granted options to an employee of the Group to purchase up to 150,000 ordinary shares at an exercise price of $0.26 per share under the Company's 2010 Share Incentive Plan. These options vest over a four-year requisite service period, with 25% of the options to vest on each anniversary after the grant date.

As of December 31, 2011, options to purchase 33,640,000 ordinary shares were outstanding under the Company's 2010 Share Incentive Plan.

Share Options

The weighted-average grant date fair value for options granted during the years ended December 31, 2009, 2010 and 2011 was $0.01, $0.03 and $0.22 per share, respectively. Nil, nil and 1,646,200 options were exercised during the years ended December 31, 2009, 2010 and 2011, respectively. Total intrinsic value of options exercised for the years ended December 31, 2011 was $266,516,.

The grant date fair value of the options granted in 2009, 2010 and 2011 was estimated using the Black-Scholes-Merton option-pricing model. The risk-free interest rate for periods within the contractual life of the option is based on the yield of Chinese International Government Bond, which is denominated in U.S. dollars. The expected life of options granted represents the period of time that the options are expected to be outstanding and is based on option terms related to vesting schedule and option expiration date. Expected volatilities are based on the volatility of comparable companies with the time period commensurate with the expected time period.

The key assumptions used in the Black-Scholes-Merton option-pricing model were as follows:

	2009	2010	2011
Risk-free interest rate	3.48%	3.36%	1.11%-2.61%
Expected term	6.25 years	6.25 years	6-6.25 years
Expected volatility rate	63.70%	51.00%	55%-60.00%
Dividend yield	0%	0%	0%

In determining the fair value of the Company's ordinary shares underlying the options granted in 2009, 2010 and 2011(before the completion of the Company's IPO), the Company used generally accepted valuation methodologies, including the discounted cash flow approach and the guideline comparables method, which incorporates certain assumptions including the market performance of comparable listed companies as well as the financial results and growth trends of the Company, to derive the total equity value of the Company. The equity value is then allocated using the option pricing method under three scenarios, namely liquidation scenario, redemption scenario and IPO scenario (based on the terms of the preferred shares, share options and management's expectation on IPO event) to determine the fair value of ordinary shares. Under the option-pricing method, each class of stock is modeled as a call option with a distinct claim on the enterprise value of the Company. The main inputs to this model include equity value of the Company, exercise price, expected volatility, expected time to expiration, expected dividend yield, and risk free interest rate. With regard to the share options and restricted shares that were awarded on May 24, 2011, the Company used the mid-point of the price range set forth in the preliminary prospectus of IPO as the estimated fair value of ordinary shares.

A summary of the option activity for the year ended December 31, 2011 and the information regarding the options outstanding as of December 31, 2011 were as follows:

	Number of options	Weighted average exercise price	Weighted Average remaining contract terms	Aggregate intrinsic value
Options outstanding at January 1, 2011	43,670,000	$0.06
Granted	39,490,000	$0.41
Forfeited	(7,782,500)	$0.31
Exercised	(1,646,200)	$0.06

Options outstanding at December 31, 2011	73,731,300	$0.22	8.7 years	6,699,274

Options vested or expected to vest at December 31, 2011	70,044,735	$0.22	8.7 years	6,325,813

Options exercisable at December 31, 2011	11,192,550	$0.06	8.1 years	1,915,326

As of December 31, 2011, there was $6,469,596 in total unrecognized compensation expense related to unvested options granted under the share incentive plans, which is expected to be recognized over a weighted-average period of 2.7 years.

Non-vested Restricted Shares

On May 24, 2011, the Company granted 4,500,000 non-vested restricted shares to its employees and officers for no consideration under the Company's 2010 Share Incentive Plan. These restricted shares will vest over a four-year requisite service period, with 25% to vest on each anniversary after the grant date. The fair value of non-vested restricted shares was computed based on the fair value of the Group's ordinary shares on the grant date.

A summary of the non-vested restricted shares activities for the year ended December 31, 2011 and the information regarding the restricted shares outstanding as of December 31, 2011 were as follows:

	Number of Non-vested Restricted Shares	Weighted average grant- date fair value
Non-vested as of January 1, 2011	—	—
Granted	4,500,000	0.5
Forfeited	—	—
Vested	—	—

Non-vested as of December 31, 2011	4,500,000	0.5

As of December 31, 2011, there was $1,907,877 of total unrecognized compensation expense related to non-vested restricted shares granted under 2010 share incentive plan, which is expected to be recognized over a weighted-average period of 3.4 years.